UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2018

Item 1. Report to Stockholders.

Retail Class: BVEFX
Institutional Class: BVEIX

Semi-Annual Report
April 30, 2018

TABLE OF CONTENTS

Investment Results & Returns - Retail Class	2
Investment Results & Returns - Institutional Class	3
Sector Allocation	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	14
Expense Examples	22
Additional Information	24
Privacy Notice	25

Becker Value Equity Fund
INVESTMENT RESULTS (Unaudited)

Comparison of the Growth of a $10,000 Investment in the Becker Value
Equity Fund – Retail Class, Russell 1000® Value Index, and the S&P 500® Index

Average Annual Returns for the periods ended April 30, 2018

	One Year	Five Years	Ten Years
Becker Value Equity Fund, Retail Class	10.11%	11.06%	8.17%
Russell 1000® Value Index	7.50%	10.52%	7.30%
S&P 500® Index	13.27%	12.96%	9.02%

This chart illustrates the performance of a hypothetical $10,000 investment made on April 30, 2008, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for the Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-551-3998.

The Russell 1000® Value Index and S&P 500® Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Indices’ returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends.

Becker Value Equity Fund

INVESTMENT RESULTS (Unaudited) (Continued)

Comparison of the Growth of a $100,000 Investment in the Becker Value
Equity Fund – Institutional Class, Russell 1000® Value Index, and the S&P 500® Index

Average Annual Returns for the periods ended April 30, 2018
			Since Inception
	One Year	Five Years	(September 2, 2011)
Becker Value Equity Fund – Institutional Class	10.21%	11.24%	14.03%
Russell 1000® Value Index	7.50%	10.52%	14.11%
S&P 500® Index	13.27%	12.96%	15.40%

This chart illustrates the performance of a hypothetical $100,000 investment made on September 2, 2011, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for the Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-551-3998.

The Russell 1000® Value Index and S&P 500® Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Indices’ returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends.

Becker Value Equity Fund

SECTOR ALLOCATION at April 30, 2018 (Unaudited)

Sector Allocation	% of Net Assets

Financials	20.4%
Health Care	15.0%
Information Technology	13.8%
Energy	12.5%
Consumer Staples	8.7%
Consumer Discretionary	7.9%
Industrials	5.2%
Telecommunication Services	4.8%
Real Estate	3.1%
Utilities	2.9%
Materials	2.9%
Cash*	2.8%
Total	100.0%

* Represents short-term investments, cash and other assets in excess of liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund.

Becker Value Equity Fund

SCHEDULE OF INVESTMENTS at April 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 97.2%

Consumer Discretionary: 7.9%
84,760	BorgWarner, Inc.	$4,148,155
196,850	Discovery
	Communications,
	Inc. - Class C1	4,374,007
619,405	Ford Motor Co.	6,962,112
94,175	Leggett & Platt, Inc.	3,818,796
100,000	Magna
	International, Inc.	5,900,000
279,725	Newell Brands, Inc.	7,728,802
		32,931,872
Consumer Staples: 8.7%
56,400	Bunge Ltd.	4,073,772
62,830	JM Smucker Co.	7,167,646
408,830	The Kroger Co.	10,298,428
90,635	Procter &
	Gamble Co.	6,556,536
94,135	Walmart, Inc.	8,327,182
		36,423,564
Energy: 12.5%
209,595	Baker Hughes
	a GE Co.	7,568,475
121,665	Exxon Mobil Corp.	9,459,454
236,515	National Oilwell
	Varco, Inc.	9,146,035
165,865	Noble Energy, Inc.	5,611,213
155,245	Royal Dutch
	Shell PLC -
	Class A - ADR	10,851,626
138,250	Schlumberger Ltd.	9,478,420
		52,115,223
Financials: 20.4%
14,495	Alleghany Corp.	8,329,842
80,300	Allstate Corp.	7,854,946
135,745	American
	International
	Group, Inc.	7,601,720
147,615	Citigroup, Inc.	10,077,676
103,370	JPMorgan Chase
	& Co.	11,244,588
131,270	Loews Corp.	6,886,424
65,200	The PNC Financial
	Services Group, Inc.	9,493,772
105,960	State Street Corp.	10,572,689
52,500	U.S. Bancorp[2]	2,648,625
195,135	Wells Fargo & Co.	10,139,215
		84,849,497
Health Care: 15.0%
37,940	Aetna, Inc.	6,793,157
46,370	Allergan PLC	7,124,750
300,140	AstraZeneca
	PLC - ADR	10,663,974
131,120	Gilead Sciences, Inc.	9,470,798
82,160	Johnson & Johnson	10,392,418
28,945	McKesson Corp.	4,521,498
119,665	Merck & Co., Inc.	7,044,679
177,785	Pfizer, Inc.	6,508,709
		62,519,983
Industrials: 5.2%
359,050	General Electric Co.	5,051,833
28,150	Raytheon Co.	5,769,061
94,000	Siemens AG - ADR	5,963,360
88,830	Southwest
	Airlines Co.	4,692,889
		21,477,143
Information Technology: 13.8%
65,805	Amdocs Ltd.	4,425,386
39,025	Apple, Inc.	6,449,272
97,880	Avnet, Inc.	3,839,832
194,900	Cisco Systems, Inc.	8,632,121
200,835	HP, Inc.	4,315,944
78,750	Microsoft Corp.	7,364,700
146,840	QUALCOMM, Inc.	7,490,308
41,450	TE
	Connectivity Ltd.	3,803,038
351,670	Xerox Corp.	11,060,022
		57,380,623
Materials: 2.9%
214,235	Mosaic Co.	5,773,633
158,375	Newmont
	Mining Corp.	6,222,554
		11,996,187

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

SCHEDULE OF INVESTMENTS at April 30, 2018 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 97.2% (Continued)

Real Estate: 3.1%
189,220	HCP, Inc. - REIT	$4,420,179
63,725	The Howard
	Hughes Corp.[1]	8,621,993
		13,042,172
Telecommunication Services: 4.8%
291,410	AT&T, Inc.	9,529,107
354,655	Vodafone Group
	PLC - ADR	10,430,403
		19,959,510
Utilities: 2.9%
152,460	FirstEnergy Corp.	5,244,624
164,660	Portland General
	Electric Co.	6,994,757
		12,239,381
TOTAL COMMON STOCKS
(Cost $354,254,382)		404,935,155

SHORT-TERM INVESTMENTS: 2.8%
11,827,591	Morgan Stanley
	Institutional
	Liquidity Funds -
	Treasury Portfolio, 1.589%[3]	11,827,591

TOTAL SHORT-TERM
INVESTMENTS
(Cost $11,827,591)		11,827,591

TOTAL INVESTMENTS
IN SECURITIES: 100.0%
(Cost $366,081,973)		416,762,746
Liabilities in Excess
of Other Assets: (0.0)%[4]		(766)
TOTAL NET ASSETS: 100.0%		$416,761,980

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
[1]	Non-income producing security.
[2]
Affiliated security.  Quasar Distributors, LLC (the “Distributor”), is the principal underwriter and distributor for the shares of the Fund.  The Distributor is affiliated with the Fund’s transfer agent, fund accountant and administrator, U.S. Bancorp Fund Services, LLC (“USBFS”) and the Fund’s custodian, U.S. Bank N.A.  The Fund purchased the shares shown above prior to August 14, 2012, when the Distributor became the Fund’s principal underwriter.

[3]	Annualized seven-day yield as of April 30, 2018.
[4]	Does not round to 0.1% or (0.1)% of net assets, as applicable.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Becker Value Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2018 (Unaudited)

ASSETS
Investments in unaffiliated securities, at value (cost $364,701,646)	$414,114,121
Investments in affiliated securities, at value (cost $1,380,327)	2,648,625
Receivables:
Fund shares sold	104,439
Dividends and interest	418,341
Prepaid expenses	24,418
Total assets	417,309,944

LIABILITIES
Payables:
Fund shares redeemed	230,573
Investment advisory fees, net	187,238
Custody fees	6,783
Administration and accounting fees	48,491
Legal fees	965
Audit fees	11,767
Printing and mailing fees	12,885
Transfer agent fees	12,411
Chief Compliance Officer fees	1,444
Registration fees	347
Service fees – Retail Class	31,208
Trustee fees	94
Other accrued expenses	3,758
Total liabilities	547,964
NET ASSETS	$416,761,980

COMPONENTS OF NET ASSETS
Paid-in capital	$331,004,182
Undistributed net investment income	2,263,692
Undistributed net realized gain on investments	32,813,333
Net unrealized appreciation of investments	50,680,773
Total net assets	$416,761,980

COMPONENTS OF NET ASSET VALUE
RETAIL CLASS
Net assets	$108,830,892
Shares of beneficial interest issued and outstanding	5,624,888
Net asset value, offering and redemption price per share	$19.35

INSTITUTIONAL CLASS
Net assets	$307,931,088
Shares of beneficial interest issued and outstanding	15,862,484
Net asset value, offering and redemption price per share	$19.41

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENT OF OPERATIONS For the Six Months Ended April 30, 2018 (Unaudited)

INVESTMENT INCOME
Income:
Dividends from unaffiliated investments
(net of foreign withholding tax of $89,238)	$5,188,077
Dividends from affiliated investments	31,500
Interest	49,184
Other income	605
Total investment income	5,269,366

EXPENSES
Investment advisory fees	1,196,247
Administration and accounting fees	152,384
Services fees – Retail Class	61,921
Transfer agent fees	38,775
Custody fees	23,458
Registration fees	18,047
Miscellaneous expenses	13,201
Audit fees	11,704
Reports to shareholders	8,993
Trustee fees	8,890
Chief Compliance Officer fees	4,419
Legal fees	3,932
Insurance expenses	1,846
Total expenses	1,543,817
Less: Fees waived	(2,900)
Net expenses	1,540,917
Net investment income	3,728,449

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on unaffiliated investments	32,813,954
Net change in unrealized appreciation/depreciation
on unaffiliated investments	(15,425,224)
Net change in unrealized appreciation/depreciation
on affiliated investments	(206,325)
Net realized and unrealized gain	17,182,405
Net increase in net assets resulting from operations	$20,910,854

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended
	April 30,	Year Ended
	2018	October 31,
	(Unaudited)	2017
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$3,728,449	$6,832,300
Net realized gain on unaffiliated investments	32,813,954	19,456,838
Net change in unrealized appreciation/depreciation
on unaffiliated investments	(15,425,224)	39,113,655
Net change in unrealized appreciation/depreciation
on affiliated investments	(206,325)	505,050
Net increase in net assets
resulting from operations	20,910,854	65,907,843

DISTRIBUTIONS TO SHAREHOLDERS
Retail Class:
From net investment income	(1,797,825)	(2,057,404)
From net realized gain	(4,575,575)	(7,556,723)
Institutional Class:
From net investment income	(4,698,881)	(3,988,698)
From net realized gain	(10,980,585)	(13,783,000)
Total distributions to shareholders	(22,052,866)	(27,385,825)

CAPITAL SHARE TRANSACTIONS
Decrease in net assets derived from net
change in outstanding shares – Retail Class[1]	(21,503,427)	(9,212,479)
Increase in net assets derived from net
change in outstanding shares – Institutional Class[1]	9,187,784	52,277,081
Total increase (decrease) in net assets
from capital share transactions	(12,315,643)	43,064,602
Total increase (decrease) in net assets	(13,457,655)	81,586,620

NET ASSETS
Beginning of period/year	$430,219,635	$348,633,015
End of period/year	$416,761,980	$430,219,635
Accumulated net investment income	$2,263,692	$5,031,949

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Six Months Ended
	April 30, 2018		Year Ended
	(Unaudited)		October 31, 2017
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	408,128	$8,041,347	1,291,257	$23,804,631
Shares issued in
reinvestment
of distributions	324,902	6,286,860	529,370	9,491,601
Shares redeemed[2]	(1,814,103)	(35,831,634)	(2,265,864)	(42,508,711)
Net decrease	(1,081,073)	$(21,503,427)	(445,237)	$(9,212,479)
Beginning of period/year	6,705,961		7,151,198
End of period/year	5,624,888		6,705,961

	Six Months Ended
	April 30, 2018		Year Ended
	(Unaudited)		October 31, 2017
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	1,378,736	$27,276,201	4,453,108	$83,401,291
Shares issued in
reinvestment
of distributions	791,670	15,366,305	946,998	17,027,028
Shares redeemed[2]	(1,701,047)	(33,454,722)	(2,595,939)	(48,151,238)
Net increase	469,359	$9,187,784	2,804,167	$52,277,081
Beginning of period/year	15,393,125		12,588,958
End of period/year	15,862,484		15,393,125

[2]	Net of redemption fees of $59 and $319 for 2018, and $135 and $190 for 2017, for Retail Class and Institutional Class, respectively.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

Retail Class
	Six Months
	Ended
	April 30,
	2018		Year Ended October 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value,
beginning of period/year	$19.42		$17.62	$18.08	$19.78	$18.70	$14.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.16		0.31	0.25	0.20	0.33	0.23
Net realized and
unrealized gain (loss)
on investments	0.76		2.85	0.61	(0.38)	2.17	4.54
Total from
investment operations	0.92		3.16	0.86	(0.18)	2.50	4.77

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.28)		(0.29)	(0.21)	(0.31)	(0.21)	(0.20)
Distributions from
net realized gain	(0.71)		(1.07)	(1.11)	(1.21)	(1.21)	—
Total distributions	(0.99)		(1.36)	(1.32)	(1.52)	(1.42)	(0.20)
Proceeds from
redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value,
end of period/year	$19.35		$19.42	$17.62	$18.08	$19.78	$18.70
Total return	4.72	%(3)	18.59%	5.59%	(1.22)%	14.13%	34.12%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (000’s omitted)	$108,831		$130,197	$126,006	$148,731	$137,702	$87,049
Portfolio turnover rate	20	%(3)	34%	34%	32%	41%	38%
Ratios to average net assets:
Expenses before
fees waived	0.78	%(4)	0.79%	0.80%	0.89%	0.97%	1.00%
Expenses after
fees waived(5)	0.78	%(4)	0.78%	0.78%	0.88%	0.93%	0.93%
Net investment income	1.69	%(4)	1.67%	1.50%	1.07%	1.77%	1.40%

(1)	Calculated using the average shares outstanding method.
(2)	Does not round to $0.01 or $(0.01), as applicable.
(3)	Not annualized.
(4)	Annualized.
(5)
Effective July 1, 2015, the Advisor contractually agreed to limit the Retail Class shares expenses to 0.78% of the average daily net assets.  Prior to July 1, 2015, the Retail Class shares expenses were limited to 0.93% of average daily net assets.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

Institutional Class
	Six Months
	Ended
	April 30,
	2018		Year Ended October 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value,
beginning of period/year	$19.49		$17.68	$18.16	$19.86	$18.73	$14.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.17		0.32	0.27	0.24	0.38	0.26
Net realized and
unrealized gain (loss)
on investments	0.76		2.87	0.61	(0.38)	2.17	4.54
Total from
investment operations	0.93		3.19	0.88	(0.14)	2.55	4.80

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.30)		(0.31)	(0.24)	(0.35)	(0.21)	(0.23)
Distributions from
net realized gain	(0.71)		(1.07)	(1.11)	(1.21)	(1.21)	—
Total distributions	(1.01)		(1.38)	(1.35)	(1.56)	(1.42)	(0.23)
Proceeds from
redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value,
end of period/year	$19.41		$19.49	$17.68	$18.16	$19.86	$18.73
Total return	4.78	%(3)	18.70%	5.68%	(1.00)%	14.42%	34.39%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (000’s omitted)	$307,931		$300,022	$222,627	$230,132	$202,959	$138,317
Portfolio turnover rate	20	%(3)	34%	34%	32%	41%	38%
Ratios to average net assets:
Expenses before
fees waived	0.68	%(4)	0.69%	0.70%	0.69%	0.72%	0.74%
Expenses after
fees waived	0.68	%(4)	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	1.78	%(4)	1.73%	1.59%	1.27%	2.02%	1.57%

(1)	Calculated using the average shares outstanding method.
(2)	Does not round to $0.01 or $(0.01), as applicable.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

The Becker Value Equity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies.”

The Fund commenced operations on November 3, 2003 with the investment objective to provide long-term capital appreciation. The Fund currently offers Retail and Institutional Class shares, which were first offered to the public on November 3, 2003 and on September 2, 2011, respectively. Both classes of shares hold equal rights as to earnings and assets with Retail Class shares bearing shareholder service fees. Each class of shares has exclusive voting rights with respect to matters affecting that individual class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges, are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, which are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2018 (Unaudited) (Continued)

Valuation Committee of the Trust. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability; and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2018 (Unaudited) (Continued)

in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of April 30,2018. See the Schedule of Investments for sector breakouts.

	Level 1	Level 2	Level 3	Total
Common Stocks	$404,935,155	$—	$—	$404,935,155
Short-Term
Investments	11,827,591	—	—	11,827,591
Total Investments
in Securities	$416,762,746	$—	$—	$416,762,746

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the six months ended April 30, 2018. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2018 (Unaudited) (Continued)

the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year.  Net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year.  As of October 31, 2017, the Fund had no late year losses.

At October 31, 2017, the Fund did not have any capital loss carry- forwards.

As of October 31, 2017, the Fund did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of October 31, 2017, the Fund was not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from REITs and MLPs are generally comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2018 (Unaudited) (Continued)

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with U.S.  GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than 30 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no subsequent events that need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Becker Capital Management, Inc. (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2018 (Unaudited) (Continued)

furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund.  For the six months ended April 30, 2018, the advisory fees incurred by the Fund are disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 0.78% and 0.68% for the Retail Class and Institutional Class shares, respectively, of each class’s average daily net assets. The Operating Expenses Limitation Agreement has an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board of Trustees of the Trust, on behalf of the Fund, upon sixty (60) days’ written notice to the Advisor.  Any fees waived and/or any Fund expenses absorbed by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third year following the fee waiver and/or expense absorption, provided the aggregate amount of the Fund’s current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement.  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval.  For the six months ended April 30, 2018, the amount of fees waived by the Advisor is disclosed in the Statement of Operations.  Any amount due from the Advisor is paid monthly to the Funds, if applicable.

As of April 30, 2018, the remaining cumulative amount that may be recouped by the Advisor on behalf of the Fund was $120,541. The Advisor may recover a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
October 31, 2018	$31,463
October 31, 2019	64,044
October 31, 2020	22,134
October 31, 2021	2,900

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator, fund accountant and transfer agent. In those capacities USBFS maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2018 (Unaudited) (Continued)

regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of USBFS. Fees paid by the Fund to USBFS for these services for the six months ended April 30, 2018, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. (the “Custodian”) serves as custodian to the Fund. Both the Distributor and Custodian are affiliates of USBFS.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2018, the cost of purchases of securities, excluding short-term securities, for the Fund was $81,347,565. The proceeds from sales and maturities of securities, excluding short-term securities, for the Fund were $112,053,199. There were no reportable purchases or sales of U.S. Government obligations for the six months ended April 30, 2018.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the six months ended April 30, 2018 and the year ended October 31, 2017 were as follows:

	2018	2017
Ordinary income	$6,496,706	$6,046,102
Long-term capital gains	15,556,160	21,339,723

As of October 31, 2017, the components of distributable earnings on a tax basis were as follows:

Cost of investments for tax purposes	$363,887,203
Gross tax unrealized appreciation	77,615,251
Gross tax unrealized depreciation	(11,303,507)
Net tax unrealized appreciation	66,311,744
Undistributed ordinary income	5,031,949
Undistributed long-term capital gains	15,556,117
Total distributable earnings	20,588,066
Other accumulated gain	—
Total accumulated gain	$86,899,810

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2018 (Unaudited) (Continued)

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  Credit facility activity for the six months ended April 30, 2018 was as follows:

Maximum available credit	$15,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of April 30, 2018	—
Average interest rate	—

Interest expense for the six months ended April 30, 2018, is disclosed in the Statement of Operations, if applicable.

NOTE 7 – TRANSACTIONS WITH AFFILIATED COMPANIES

Affiliated companies, as defined in Section 2(a)(3) of the 1940 Act, are “affiliated persons,” 5% or more of whose outstanding voting shares are held by the Fund and the Advisor.  As of April 30, 2018, the Fund holds shares of U.S. Bancorp common stock, an affiliate of the Distributor. The Fund purchased the shares shown below prior to August 14, 2012, when the Distributor became the Fund’s principal underwriter.  As shown below, the Fund has had no purchase or sales transactions in the affiliate during the six months ended April 30, 2018.

	Share					Change in		Dividend
	Balance	Value			Realized	Unrealized	Value	and
	April 30,	October 31,	Acquis-	Disposi-	Gain	Appreciation/	April 30,	Interest
	2018	2017	itions	tions	(Loss)	Depreciation	2018	Income
U.S.
Bancorp	52,500	$2,854,950	$—	$—	$—	$(206,325)	$2,648,625	$31,500
Total					$—	$(206,325)	$2,648,625	$31,500

Becker Value Equity Fund

EXPENSE EXAMPLES For the Six Months Ended April 30, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses

The first line of the following table provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them. An Individual Retirement Account will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example.

The example includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund administration, fund accounting, custody and transfer agent fees. However, the example does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is

Becker Value Equity Fund
EXPENSE EXAMPLES For the Six Months Ended April 30, 2018 (Unaudited) (Continued)

not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
Class	11/1/17	4/30/18	11/1/17 – 4/30/18*
Retail
Actual	$1,000.00	$1,047.20	$3.96
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.93	$3.91

Institutional
Actual	$1,000.00	$1,047.80	$3.45
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.42	$3.41

*
The calculations are based on expenses incurred during the most recent six-month period for the Fund.  The annualized expense ratios for the most recent six-month period for the Fund’s Retail Class and Institutional Class were 0.78% and 0.68% (reflecting fee waivers in effect), respectively.  The dollar amounts shown as expenses paid for the Fund are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 181 (the number of days in the most recent six-month period) and divided by 365 (the number of days in the fiscal year).

Becker Value Equity Fund

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 551-3998. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.beckervaluefunds.com.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 551-3998 or by accessing the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ending June 30 is available without charge, upon request by calling (800) 551-3998 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling (800) 551-3998. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Conference Room may be obtained by calling 1-800-SEC-0330.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Transfer Agent without charge at (800) 551-3998 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Becker Value Equity Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Investment Advisor
BECKER CAPITAL MANAGEMENT, INC.
1211 SW Fifth Avenue Suite 2185
Portland, OR 97204

Distributor
QUASAR DISTRIBUTORS, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
SCHIFF HARDIN LLP
666 Fifth Avenue, Suite 1700
New York, NY 10103

Becker Value Equity Fund

	Ticker	CUSIP
Retail Class	BVEFX	74316J516
Institutional Class	BVEIX	74316J490

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)         /s/Elaine E. Richards
   Elaine E. Richards, President/Principal Executive Officer

Date     July 3, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/Elaine E. Richards
   Elaine E. Richards, President/Principal Executive Officer

Date     July 3, 2018

By (Signature and Title)        /s/Aaron J. Perkovich
   Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date     July 3, 2018

* Print the name and title of each signing officer under his or her signature.